Equity (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Equity Abstract
Schedule of share capital

December 31, 2025	Common		Preferred		Total Capital
	Number of Shares	%	Number of Shares	%	Number of Shares	%

State of São Paulo (1)(2)	126,684,334	18.0	1	100.0	126,684,335	18.0
Equatorial S.A.	105,566,079	15.0	-	-	105,566,079	15.0
Free Float	471,523,455	67.0	-	-	471,523,455	67.0
Total	703,773,868	100.0	1	100.0	703,773,869	100.0

December 31, 2024	Common		Preferred		Total Capital
	Number of Shares	%	Number of Shares	%	Number of Shares	%

State of São Paulo (1)(2)	123,036,669	18.0	1	100.0	123,036,670	18.0
Equatorial S.A.	102,526,480	15.0	-	-	102,526,480	15.0
Free Float	457,946,719	67.0	-	-	457,946,719	67.0
Total	683,509,868	100.0	1	100.0	683,509,869	100.0

(1)	Considers 126,684,328 common shares held by the São Paulo State Treasury Department and six common shares held by Cia. Paulista de Parcerias – CPP, a company controlled by the São Paulo State.
(2)	Special class preferred share.

Schedule of shareholder returns

	2025	2024	2023

Profit for the period	8,462,059	9,579,563	3,523,531
(-) Legal reserve - 5% (c)	423,103	478,978	176,177
(-) Mandatory minimum dividend – 25% (c)	2,009,739	2,275,146	836,839
(-) IRRF w/o interest on equity	371,823	274,668	147,689
Investment reserve (e)	5,657,394	6,550,771	2,362,826

Schedule of equity valuation adjustments

	G1 Plan	G0	Hedge	Total

Balance as of December 31, 2024	242,834	45,855	(8,350)	280,339
Actuarial gains/(losses) for the year (Note 25)	(100,152)	(104,294)	8,350	(196,096)
Balance as of December 31, 2025	142,682	(58,439)	-	84,243
	G1 Plan	G0	Hedge	Total

Balance as of December 31, 2023	235,708	(89,346)	-	146,362
Actuarial gains/(losses) for the year (Note 25)	7,126	135,201	-	142,327
Gains/(losses) on financial instruments (Note 19)	-	-	(8,350)	(8,350)
Balance as of December 31, 2024	242,834	45,855	(8,350)	280,339

Schedule of changes in the number of shares

Changes in shares	Performance shares	Restricted shares	Total
Balance at the beginning of year	-	-	-
Granted	2,066,834	366,716	2,433,550
Balance at the end of year	2,066,834	366,716	2,433,550

Schedule of share based payment plans

Grant date	Vesting rights conditions	Fair value on the grant date	Existing shares	Maximum remaining life

April 29, 2025	Performance conditions met, 1 to 5 years of service	92.18	1,190,252	5
December 19, 2025	Performance conditions met, 1 to 5 years of service	129.87	876,582	5

Restricted shares:

Grant date	Vesting rights conditions	Fair value on the grant date	Existing shares	Maximum remaining life

April 29, 2025	1 to 8 years of service	92.18	253,474	8
December 19, 2025	1 to 4 years of service	129.87	113,242	4